Goodwill and Intangible Assets (Intangible asset amortization) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Finite-lived intangible assets future amortization expense
2020	$ 5,054
2021	4,151
2022	3,180
2023	2,172
2024	1,490
Thereafter	1,244
Finite-lived intagible assets, Net book value	$ 17,291	$ 10,498